Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (1,508)	$ (5,458)	$ (1,562)	$ (14,025)
Effective Portion Reclassified from AOCI	(706)	0	(762)	0
Ineffective Portion	(821)	1,291	(754)	(56)
Interest Expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(1,508)	(5,458)	(1,562)	(14,025)
Effective Portion Reclassified from AOCI	(706)	0	(762)	0
Ineffective Portion	$ (821)	$ 1,291	$ (754)	$ (56)